UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                                -------------

Check here if Amendment / /; Amendment Number:  _______
      This Amendment (Check only one):          / /  is a restatement.
                                                / /  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Steel Partners II, L.P.
Address:         590 Madison Avenue, 32nd Floor
                 New York, New York 10022


Form 13F File Number: 28-10730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Warren G. Lichtenstein
Title:           Managing Member of General Partner
Phone:           212-758-3232

Signature, Place, and Date of Signing:

                  /s/ Warren G. Lichtenstein, Aspen, CO, August 16, 2004

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         1
                                                 -----------------

Form 13F Information Table Entry Total:                   40
                                                 -----------------

Form 13F Information Table Value Total:              $365669
                                                 -----------------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.               Form 13F File Number        Name

      1                 28-10766                    Warren G. Lichtenstein



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


                                                 FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----
AMERICAN INDEPENDENCE CORP   COM NEW   026760405    4729    283711    SH             OTHER           1        0       283711    0

ANGELICA CORP                COM       034663104   23210    924350    SH             OTHER           1        0       924350    0

APOLLO INVT CORP             COM       03761U106    1377    100000    SH             OTHER           1        0       100000    0

BKF CAP GROUP INC            COM       05548G102   13624    469000    SH             OTHER           1        0       469000    0

BAIRNCO CORP                 COM       057097107    5153    572600    SH             OTHER           1        0       572600    0

CALGON CARBON CORP           COM       129603106    6204    925900    SH             OTHER           1        0       925900    0

COINSTAR INC                 COM       19259P300    1418     64552    SH             OTHER           1        0        64552    0

CONTINENTAL MATLS CORP       COM PAR   211615307    9601    335700    SH             OTHER           1        0       335700    0
                             $0.25

CRONOS GROUP S A             SHS       L20708100    9309   1440971    SH             OTHER           1        0      1440971    0

DYNAMEX INC                  COM       26784F103   11425    821319    SH             OTHER           1        0       821319    0

ENPRO INDS INC               COM       29355X107   30419   1323700    SH             OTHER           1        0      1323700    0

ENSTAR GROUP INC GA          COM       29358R107    9616    184815    SH             OTHER           1        0       184815    0

EQUIDYNE CORP                COM       29442R105      23     42600    SH             OTHER           1        0        42600    0

EVANS & SUTHERLAND COMPUTER  SDCV      299096AA5    1702   2934000    PRN            OTHER           1       N/A         N/A   N/A
                             6.000%
                             3/0

EVANS & SUTHERLAND COMPUTER  COM       299096107    1465    311683    SH             OTHER           1        0       311683    0

FIRST YRS INC                COM       337610109    4018    217873    SH             OTHER           1        0       217873    0



GENCORP INC                  COM       368682100   49246   3677800    SH             OTHER           1        0      3677800    0

IKON OFFICE SOLUTIONS INC    COM       451713101   30064   2621100    SH             OTHER           1        0      2621100    0

INDEPENDENCE HLDG CO NEW     COM NEW   453440307    2062     60130    SH             OTHER           1        0        60130    0

JPS INDUSTRIES INC           COM       46624E405    8154   2398309    SH             OTHER           1        0      2398309    0

LAYNE CHRISTENSEN CO         COM       521050104   21400   1293069    SH             OTHER           1        0      1293069    0

NASHUA CORP                  COM       631226107    2781    286947    SH             OTHER           1        0       286947    0

NATHANS FAMOUS INC NEW       COM       632347100    6415   1018200    SH             OTHER           1        0      1018200    0

NATHANS FAMOUS INC NEW       *W EXP    632347118      21     41437    SH             OTHER           1       N/A         N/A   N/A
                             09/30/200

NEW VY CORP                  COM PAR   649080504    4572   1104357    SH             OTHER           1        0      1104357    0
                             $.01

NOVOSTE CORP                 COM       67010C100    4382   1599207    SH             OTHER           1        0      1599207    0

P & F INDS INC               CL A NEW  692830508    2686    351085    SH             OTHER           1        0       351085    0

PTEK HLDGS INC               COM       69366M104    9242    801542    SH             OTHER           1        0       801542    0

PREMIERE TECHNOLOGIES INC    NOTE      74058FAC6    1272   1272000    PRN            OTHER           1       N/A         N/A   N/A
                             5.750%
                             7/0

RONSON CORP                  COM NEW   776338204     934    397396    SH             OTHER           1        0       397396    0

S L INDS INC                 COM       784413106   15446   1402950    SH             OTHER           1        0      1402950    0

STANDARD MTR PRODS INC       COM       853666105    8592    583298    SH             OTHER           1        0       583298    0

STRATEGIC DISTR INC          COM NEW   862701307    3807    289489    SH             OTHER           1        0       289489    0

TRANSTECHNOLOGY CORP DEL     COM       893889105      95     13600    SH             OTHER           1        0        13600    0

UNITED CAPITAL CORP          COM       909912107    1492     87600    SH             OTHER           1        0        87600    0

UNITED INDL CORP             COM       910671106   36941   1582050    SH             OTHER           1        0      1582050    0

WHX CORP                     COM NEW   929248409     390    240933    SH             OTHER           1        0       240933    0

WALTER INDS INC              COM       93317Q105   17013   1249100    SH             OTHER           1        0      1249100    0

WARWICK VALLEY TEL CO        COM       936750108    1026     48279    SH             OTHER           1        0        48279    0

WEBFINANCIAL CORP            COM       94767P100    4343   1737345    SH             OTHER           1        0      1737345    0
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